2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash in excess of FDIC limits	$ 1,972,976		$ 2,130,366
Allowance for doubtful accounts	100,000		100,000	$ 400,000
Shipping and handling	53,024		57,885	19,301
Inventory	10,780,455		11,666,251	2,473,322
Allowance for obsolete inventory	0		0	0
Impairment of intangible assets	0	$ 0	0	0
Uncertain tax positions	$ 0		0	$ 0
Anti-dilutive stock options outstanding	6,390,000
GERMANY
Inventory	$ 2,662,057		$ 5,766,147
One Customer
Note receivable	$ 1,200,000
One Customer | Sales Revenue, Net [Member]
Concentration percentage	37.90%		65.00%
Two Customers | Accounts Receivable [Member]
Concentration percentage	93.00%		62.00%